S-K 1602, SPAC Registered Offerings	Jun. 04, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation, Footnotes [Text Block]

In addition, our sponsor and Cantor have committed to purchase an aggregate of 3,666,667 warrants (whether or not the underwriters’ over-allotment option is exercised in full), each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $1.50 per warrant, or $5,500,000, in a private placement that will close simultaneously with the closing of this offering. Of those 3,666,667 private placement warrants, our sponsor has agreed to purchase 2,500,000 private placement warrants and Cantor has agreed to purchase an aggregate of 1,166,667 private placement warrants. Each whole private placement warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to the adjustments, terms and limitations as described herein. The private placement warrants will become exercisable 30 days after the completion of our initial business combination, as described in this prospectus. The private placement warrants are identical to the public warrants sold in this offering, subject to certain limited exceptions as described in this prospectus. Our public shareholders may also experience material dilution from the exercise of such private placement warrants, which private placement warrants may be exercised on a cashless basis under the circumstances specified in the warrant agreement filed as an exhibit to the registration statement of which this prospectus forms a part.

[●] institutional investors (none of which are affiliated with any member of our management, our sponsor or any other investor), which we refer to as the “non-managing sponsor investors” throughout this prospectus, have committed to indirectly purchase, through the purchase of non-managing sponsor membership interests, an aggregate of 2,000,000 private placement warrants at a price of $1.50 per warrant ($3,000,000 in the aggregate) in a private placement that will close simultaneously with the closing of this offering. Subject to each non-managing sponsor investor purchasing, through the sponsor, the private placement warrants allocated to it in connection with the closing of this offering, the sponsor will issue membership interests at a nominal purchase price of $0.005 per share to the non-managing sponsor investors reflecting interests in an aggregate of 2,400,000 Class B ordinary shares, which we refer to as “founder shares” throughout this prospectus, representing approximately 54.9% of the 5,031,250 founder shares (or approximately 47.7% if the over-allotment option is exercised in full). Due to such nominal purchase price, the non-managing sponsor investors will have the potential to realize enhanced economic returns from their investment as compared to other investors purchasing in the offering.

None of the non-managing sponsor investors have expressed to us an interest in purchasing any of the units in this offering and neither us nor the representative has had discussions with any non-managing sponsor investors regarding any purchases of units in this offering. Any potential purchase of the non-managing sponsor membership interests would not be contingent upon the participation in this offering or vice-versa. If the non-managing sponsor investors purchase units in the offering, and depending on how many units are purchased by the non-managing sponsor investors, the post-offering trading volume, volatility and liquidity of our securities may be reduced relative to what they would have been had the units been more widely sold to other public investors. We do not expect any potential purchases of units by non-managing sponsor investors to negatively impact our ability to meet Nasdaq listing eligibility requirements. In addition, the underwriter has full discretion to allocate the units to investors and may determine not to sell any units to the non-managing sponsor investors, and in no case would any of the non-managing sponsor investors be sold more than 9.9% of the units to be sold in this offering. The underwriter would receive the same upfront discounts and commissions and deferred underwriting commissions on units purchased by the non-managing sponsor investors, if any, as they will on the other units sold to the public in this offering. In addition, if the non-managing sponsor investors purchase units in the offering, the non-managing sponsor investors would not have any obligation to vote any of their public shares in favor of our initial business combination. Nevertheless, the non-managing sponsor investors would be incentivized to vote any of their public shares, if any, in favor of a business combination due to their indirect ownership through the sponsor of founder shares and private placement warrants. For a discussion of certain additional arrangements with the non-managing sponsor investors, see “Summary — The Offering.”

As further described in “Summary — Our Sponsor,” commencing on the date on which our securities are listed on the Nasdaq, we expect to make certain payments and reimbursements, or pay certain fees, to our sponsor, officers or directors, or our or their affiliates, including the payment to our sponsor of up to $20,000 per month for office space, secretarial and administrative services (provided, however, that any portion of such amount not necessary to cover our sponsor’s expenses for the corresponding month shall only become due if and when such initial business combination is completed). In addition, upon consummation of this offering, we will repay up to $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses. In addition, if our sponsor, officers, directors or any of their affiliates make any working capital loans, up to $1,500,000 of such loans may be converted into private placement warrants, at a price of $1.50 per warrant, at the option of the lender. The conversion of such working capital loans into private placement warrants may result in a material dilution of our public shareholders’ equity interests. See the section titled “Summary — Our Sponsor” for more information regarding, among other things, the amount of compensation and securities received or to be received by our sponsors, their affiliates and our officers and directors.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of May 14, 2026
	25% of Maximum		50% of Maximum		75% of Maximum		Maximum Redemption
Offering	Redemption (assumes		Redemption (assumes		Redemption (assumes		(assumes 17,500,000 or
Price of	4,375,000 or 5,031,250		8,750,000 or 10,062,500		13,125,000 or 15,093,750		20,125,000 public shares
$10.00	public shares redeemed)		public shares redeemed)		public shares redeemed)		redeemed)
		Difference		Difference		Difference		Difference
		between		between		between		between
		Adjusted		Adjusted		Adjusted		Adjusted
		NTBVPS		NTBVPS		NTBVPS		NTBVPS
		and		and		and		and
Adjusted	Adjusted	Offering	Adjusted	Offering	Adjusted	Offering	Adjusted	Offering
NTBVS	NTBVPS	Price	NTBVPS	Price	NTBVPS	Price	NTBVPS	Price
Assuming Full Exercise of Over-Allotment Option
$7.71	$7.14	$2.86	$6.18	$3.82	$4.27	$5.73	$(1.45)	$11.45
Assuming No Exercise of Over-Allotment Option
$7.73	$7.16	$2.84	$6.22	$3.78	$4.33	$5.67	$(1.34)	$11.34

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Acquisition Criteria

We intend to seek target companies that exhibit the following characteristics:

●	Optimal Enterprise Valuation: We intend to focus on companies with an enterprise value exceeding $500 million, with a primary strategic focus on assets valued between $750 million and $1.25 billion. We believe targets within this valuation range have generally established highly defensible market positions but remain nimble enough to benefit disproportionately from the injection of growth capital and public market currency.
●	Differentiated Global Businesses: Based on the sponsor team’s and our advisors’ extensive geographic reach and experience of our management team, we intend to target differentiated businesses across Europe, Asia, and the United States. We will seek targets that exhibit clear differentiation through their business model, proprietary intellectual property, brand value, or technology innovation, particularly those operating as disruptive platforms within fragmented industries.
●	Robust Financial Foundation and Commercial Traction: We will focus on targets that have moved well beyond the proof-of-concept phase, with annual revenues exceeding $25 million. Furthermore, we are looking for a robust financial foundation with the perspective to achieve strong performance and robust free cash flow generation, driven by a diversity of revenue drivers and clear visibility into cash flow growth.
●	High-Conviction Capital Utilization: We are seeking a business that is at a critical growth inflection point and can logically and efficiently deploy $100 million or more in development capital expenditures. We intend to seek a target company that will benefit from access to our incremental capital to pursue accretive acquisitions, prioritize high-return capital projects, strengthen its balance sheet, and recruit key employees to unlock the next stage of outsized growth.
●	Compelling Growth within Large Industries: We are targeting companies operating within large, growing industrial and transportation sectors. We are seeking highly scalable business models that exhibit a clear trajectory for sustainable revenue growth, EBITDA margin expansion, and attractive risk-adjusted returns over the long term.
●	Partnership and Strategic Alignment: We seek target companies that can specifically generate incremental value through access to our management team’s deep operational expertise and extensive global networks. We want to partner with a business positioned to rapidly unlock value and expedite growth directly as a result of our strategic alignment.
●	Public Company Readiness: We intend to acquire a target that maintains rigorous financial controls, specifically requiring at least two years of audited financial statements. This level of financial maturity, along with strong internal systems, is critical for executing a timely business combination and operating successfully as a public reporting company.
●	Exceptional Leadership and ESG Commitment: We will focus on target businesses led by deeply experienced, visionary management teams with an entrepreneurial mindset and a proven track record of execution. Additionally, we will look for leaders who demonstrate a heightened focus on environmental, social, and governance (ESG) and corporate social responsibility (CSR) initiatives, complementing our own commitment to sustainable industrial transformation.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement warrants described in this prospectus, $175,000,000 or $201,250,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be deposited into a segregated trust account located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations and/or held as cash or cash items (including in demand deposit accounts); the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigatethe risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. The proceeds to be placed in the trust account include $7,000,000 in the aggregate, (or up to $8,575,000 if the underwriters’ over-allotment option is exercised in full), in deferred underwriting commissions.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 175,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	17,500,000 units, at $10.00 per unit, each unit consisting of: ● one Class A ordinary share; and ● one-third of one redeemable warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of permitted withdrawals), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein.rights with respect to their founder shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination for no additional consideration.
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares, regardless of whether they abstain, vote for, or against, the proposed extension, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number or length of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor, independent directors and other initial shareholders will lose their entire investment in our founder shares and our private placement warrants, except to the extent they entitle the holders thereof to receive liquidating distributions from assets outside the trust account.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Generally, the issuance of additional shares in a business combination:

●
may significantly dilute the equity interest of investors in this offering, which dilution would increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares;

● may subordinate the rights of holders of Class A ordinary shares if preference shares are issued with rights senior to those afforded to Class A ordinary shares;

●
could cause a change in control if a substantial number of Class A ordinary shares are issued, which may affect, among other things, the post-business combination company’s ability to use its net operating loss carry forwards, if any, and could result in the resignation or removal of officers and directors;

●
may have the effect of delaying or preventing a change of control of the post-business combination company by diluting the share ownership or voting rights of a person seeking to obtain control of the post-business combination company; and

● may adversely affect prevailing market prices for our units, Class A ordinary shares and/or warrants.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriter’s over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Meridian3 Partners Sponsor LLC	5,031,250 Class B Ordinary Shares (1) (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”) (2)	$25,000 (approximately $0.005 per share)

Meridian3 Partners Sponsor LLC	2,500,000 private placement warrants to be purchased simultaneously with the closing of this offering (2)	$3,750,000 ($1.50 per private placement warrant)

Meridian3 Partners Sponsor LLC

Up to $20,000 per month for each month between the first date on which our securities are listed on the Nasdaq and the date of completion of our initial business combination; provided, however, that any portion of such amount not necessary to cover our sponsor’s expenses for the corresponding month shall only become due if and when such initial business combination is completed

Office space, secretarial and administrative services provided to members of our management team

Meridian3 Partners Sponsor LLC	Repayment in cash	Up to $300,000 of loans made to us to pursuant to the promissory note cover offering related and organizational expenses

Meridian3 Partners Sponsor LLC, officers, directors, or their respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $1.50 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $1,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.50 per warrant.

Meridian3 Partners Sponsor LLC, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination

Meridian3 Partners Sponsor LLC, officers, directors, or their respective affiliates	Payment of consulting, success or finder’s fees in connection with completing an initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

(1)	Assumes surrender of 656,250 founder shares. Up to 656,250 founder shares held by the sponsor will be surrendered to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. Of the 5,031,250 Class B ordinary shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of 2,400,000 Class B ordinary shares, which will be purchased for $0.005 per share.
(2)	As described below under “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $25,000, or $0.005 per founder share, at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the private placement warrants issued to the sponsor and the underwriter). Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”, and “Risk Factors — Risks Relating to our Securities — Our sponsor paid an aggregate of $25,000, or approximately $0.005 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares”. The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 2,000,000 private placement warrants ($3,000,000 in the aggregate) at a price of $1.50 per warrant (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)	Assumes surrender of 656,250 founder shares. Up to 656,250 founder shares held by the sponsor will be surrendered to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. Of the 5,031,250 Class B ordinary shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of 2,400,000 Class B ordinary shares, which will be purchased for $0.005 per share.
(2)	As described below under “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $25,000, or $0.005 per founder share, at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the private placement warrants issued to the sponsor and the underwriter). Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”, and “Risk Factors — Risks Relating to our Securities — Our sponsor paid an aggregate of $25,000, or approximately $0.005 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares”. The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 2,000,000 private placement warrants ($3,000,000 in the aggregate) at a price of $1.50 per warrant (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	We may raise additional funds through issuance of shares and/or convertible equity in connection with an initial business combination, and as a result our public shareholders may suffer significant dilution or have other adverse impacts.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Any of our officers or directors may in the future have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter (a) which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other unless such opportunity is expressly offered to such director or officer in their capacity as a director or officer of the company and the opportunity is one the company is legally and contractually permitted to undertake and would otherwise be reasonable for the company to pursue or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. In addition, our sponsor, officers or directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. In our post-IPO discussions with any potential targets our management team and our sponsor will ensure that the target has a clear understanding that it will transact with us and with no other special purpose acquisition company that may be sponsored by our management team.Our executive officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and executive officers to prioritize a different business combination over finding a suitable acquisition target for our business combination. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

As of May 14, 2026
	25% of Maximum		50% of Maximum		75% of Maximum		Maximum Redemption
Offering	Redemption (assumes		Redemption (assumes		Redemption (assumes		(assumes 17,500,000 or
Price of	4,375,000 or 5,031,250		8,750,000 or 10,062,500		13,125,000 or 15,093,750		20,125,000 public shares
$10.00	public shares redeemed)		public shares redeemed)		public shares redeemed)		redeemed)
		Difference		Difference		Difference		Difference
		between		between		between		between
		Adjusted		Adjusted		Adjusted		Adjusted
		NTBVPS		NTBVPS		NTBVPS		NTBVPS
		and		and		and		and
Adjusted	Adjusted	Offering	Adjusted	Offering	Adjusted	Offering	Adjusted	Offering
NTBVS	NTBVPS	Price	NTBVPS	Price	NTBVPS	Price	NTBVPS	Price
Assuming Full Exercise of Over-Allotment Option
$7.71	$7.14	$2.86	$6.18	$3.82	$4.27	$5.73	$(1.45)	$11.45
Assuming No Exercise of Over-Allotment Option
$7.73	$7.16	$2.84	$6.22	$3.78	$4.33	$5.67	$(1.34)	$11.34

For each of the redemption scenarios above, the NTBVPS was calculated as follows:

			25% of Maximum		50% of Maximum		75% of Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Maximum Redemptions
	Without		Without		Without		Without		Without
	Over-	With Over-	Over-	With Over-	Over-	With Over-	Over-	With Over-	Over-	With Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public shareholders	7.73	7.71	7.16	7.14	6.22	6.18	4.33	4.27	(1.34)	(1.45)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.73	7.71	7.16	7.14	6.22	6.18	4.33	4.27	(1.34)	(1.45)
Dilution to public shareholders	$2.27	$2.29	$2.84	$2.86	$3.78	$3.82	$5.67	$5.73	$11.34	$11.45
Percentage of dilution to public shareholders	22.70%	22.90%	28.40%	28.60%	37.80%	38.20%	56.70%	57.30%	113.40%	114.50%
Numerator
Net tangible book deficit before this offering	(19,788)	(19,788)	(19,788)	(19,788)	(19,788)	(19,788)	(19,788)	(19,788)	(19,788)	(19,788)
Net proceeds from this offering and the sale of the private placement warrants(1)	176,250,000	202,500,000	176,250,000	202,500,000	176,250,000	202,500,000	176,250,000	202,500,000	176,250,000	202,500,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000
Less: Deferred underwriting commissions	(7,000,000)	(8,575,000)	(7,000,000)	(8,575,000)	(7,000,000)	(8,575,000)	(7,000,000)	(8,575,000)	(7,000,000)	(8,575,000)
Less: overallotment liability	(138,100)	—	(138,100)	—	(138,100)	—	(138,100)	—	(138,100)	—
Less: Amounts paid for redemptions	—	—	(43,750,000)	(50,312,500)	(87,500,000)	(100,625,000)	(131,250,000)	(150,937,500)	(175,000,000)	(201,250,000)
	169,117,112	193,930,212	125,367,112	143,617,712	81,617,112	93,305,212	37,867,112	42,992,712	(5,882,888)	(7,319,788)
Denominator
Ordinary shares outstanding prior to this offering	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250
Ordinary shares forfeited if overallotment is not exercised	(656,250)	—	(656,250)	—	(656,250)	—	(656,250)	—	(656,250)	—
Ordinary shares offered to public	17,500,000	20,125,000	17,500,000	20,125,000	17,500,000	20,125,000	17,500,000	20,125,000	17,500,000	20,125,000
Less Ordinary shares redeemed	—	—	(4,375,000)	(5,031,250)	(8,750,000)	(10,062,500)	(13,125,000)	(15,093,750)	(17,500,000)	(20,125,000)
	21,875,000	25,156,250	17,500,000	20,125,000	13,125,000	15,093,750	8,750,000	10,062,500	4,375,000	5,031,250

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]	The calculation of Adjusted NTBVPS (A) assumes that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus, and (B) assumes the issuance of 17,500,000 Class A ordinary shares included in the units sold in this offering (or 20,125,000 Class A ordinary shares included in the units sold in this offering if the underwriters’ over-allotment option is exercised in full) and 5,031,250 founder shares (up to 656,250 of which are assumed to be forfeited by the sponsor in the scenario in which the underwriter’s over-allotment option is not exercised in full).